UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                 New York, New York            August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:   $567,778
                                         (thousands)


List of Other Included Managers: NONE


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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
BAIDU INC                      SPON ADR REP A   056752108  175,107     581,577 SH         SOLE       NONE        581,577
CTRIP COM INTL LTD             ADR              22943F100   30,117     650,465 SH         SOLE       NONE        650,465
GOOGLE INC                     CL A             38259P508   71,461     169,504 SH         SOLE       NONE        169,504
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    9,331     587,200 SH         SOLE       NONE        587,200
INTERNET INITIATIVE JAPAN IN   SPONSORED ADR    46059T109    2,028     523,981 SH         SOLE       NONE        523,981
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100  152,527   5,462,997 SH         SOLE       NONE      5,462,997
NETEASE COM INC                SPONSORED ADR    64110W102   35,953   1,021,964 SH         SOLE       NONE      1,021,964
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   91,256   1,354,745 SH         SOLE       NONE      1,354,745




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